UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	6/30/09

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund
-Dreyfus/The Boston Company International Core Equity Fund
-Dreyfus/The Boston Company International Small Cap Fund
-Dreyfus/The Boston Company Large Cap Core Fund
-Dreyfus/The Boston Company Small Cap Growth Fund
-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
-Dreyfus/The Boston Company Small Cap Value Fund
-Dreyfus/The Boston Company Small Cap Value Fund II
-Dreyfus/The Boston Company Small/Mid Growth Fund
-Dreyfus/Standish Intermediate Tax Exempt Bond Fund
-Dreyfus/Newton International Equity Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
June 30, 2009 (Unaudited)

Common Stocks--85.0%	Shares	Value ($)
Brazil--1.9%
Gafisa	10,400	86,990
Redecard	6,800	104,629
Souza Cruz	2,300	65,520
		257,139
China--17.2%
Bank of China, Cl. H	331,000	157,598
Chaoda Modern Agriculture Holdings	168,000	98,632
China Agri-Industries Holdings	192,481	119,958
China BlueChemical, Cl. H	106,000	55,667
China Communications Construction, Cl. H	71,000	83,001
China Construction Bank, Cl. H	329,000	255,133
China Life Insurance, Cl. H	44,000	161,805
China Mobile	23,500	235,302
China Petroleum & Chemical, Cl. H	94,000	71,682
China Telecom, Cl. H	144,000	71,721
Great Wall Motor, Cl. H	84,000	66,658
Hopson Development Holdings	38,000	58,838
Industrial & Commercial Bank of China, Cl. H	288,000	200,670
PetroChina, Cl. H	176,000	195,302
Shandong Chenming Paper, Cl. H	96,500	69,106
Shanghai Industrial Holdings	26,000	104,670
Sino-Ocean Land Holdings	61,000	69,815
Yanzhou Coal Mining, Cl. H	78,000	107,287
Zhejiang Expressway, Cl. H	130,000	103,161
ZTE, Cl. H	19,840	68,864
		2,354,870
Egypt--1.2%
Orascom Construction Industries	3,710	127,343
Talaat Moustafa Group	42,650 a	40,561
		167,904

Hong Kong--1.0%
Shougang Concord International Enterprises Company	468,000	78,503
Tianjin Development Holdings	100,000	63,225
		141,728
Hungary--.5%
MOL Hungarian Oil and Gas	1,096	67,531
India--6.0%
Bank of India	19,570	143,900
Cairn India	16,230 a	78,922
Canara Bank	10,800	59,507
Grasim Industries	1,738	83,816
Great Offshore	6,900 a	60,984
ICICI Bank	2,700	40,693
Patni Computer Systems, ADR	10,100	110,696
State Bank of India	3,390	123,276
Sterlite Industries (India)	5,050	64,078
Tata Steel	7,360	60,042
		825,914
Indonesia--2.2%
Bank Central Asia	98,500	34,015
Bank Mandiri Persero	206,000	64,075
Gudang Garam	107,500	132,170
United Tractors	79,500	77,494
		307,754
Israel--2.2%
Bank Leumi Le-Israel	18,960 a	49,981
Teva Pharmaceutical Industries, ADR	5,120 b	252,621
		302,602
Luxembourg--.6%
Evraz Group, GDR	4,380 c,d	83,001
Malaysia--.8%
Hong Leong Bank	22,400	36,324
Kulim (Malaysia)	37,800	67,212
		103,536
Mexico--3.7%
America Movil, ADR, Ser. L	8,440	326,797
Empresas ICA	29,300 a	50,219

Fomento Economico Mexicano, ADR	2,260	72,862
Grupo Aeroportuario del Sureste, Cl. B	16,100	63,064
		512,942
Philippines--.2%
Globe Telecom	1,350	26,649
Poland--1.0%
KGHM Polska Miedz	5,330	136,895
Russia--6.5%
Gazprom, ADR	19,780 b	400,545
LUKOIL, ADR	6,710	297,723
MMC Norilsk Nickel, ADR	6,022 a,b	55,402
Vimpel-Communications, ADR	11,030 a	129,823
		883,493
South Africa--5.5%
ABSA Group	4,798	68,443
Aveng	15,460	70,170
Gold Fields	8,400	101,873
Impala Platinum Holdings	3,810	84,216
Metropolitan Holdings	85,248	128,791
MTN Group	8,394	128,785
Naspers, Cl. N	3,590	94,507
Remgro	7,532	72,387
		749,172
South Korea--15.0%
Daegu Bank	9,740	89,452
Daehan Steel	7,020	72,187
Daishin Securities	5,270	64,533
Honam Petrochemical	1,573	94,705
Hyundai Heavy Industries	760	113,647
Hyundai Mobis	1,955	171,108
Korea Electric Power	3,480 a	80,994
Korea Investment Holdings	2,470	71,156
KT & G	790	44,649
LG	2,963	141,643
LG Chem	980	107,312
LG Dacom	8,150	112,915
LG Electronics	1,009	92,667

LG Fashion	3,950	75,034
POSCO	206	68,481
Samsung Electronics	948	440,532
Shinhan Financial Group	2,890 a	73,160
SK Energy	842	67,746
Youngone	7,970 e	71,946
		2,053,867
Taiwan--11.1%
Alpha Networks	68,000	56,891
Asia Cement	56,000	59,738
Au Optronics	141,000	137,519
AU Optronics, ADR	3,100	30,008
Cathay Financial Holding	41,000	60,669
Chinatrust Financial Holding	123,000	74,227
Compal Electronics	88,282	71,707
Formosa Plastics	42,900	76,490
Fubon Financial Holding	52,610	49,227
HON HAI Precision Industry	63,000	194,895
Lite-On Technology	154,500	134,205
Powertech Technology	30,000	62,633
Quanta Computer	91,680	148,096
SinoPac Financial Holdings	13,450	4,714
Taishin Financial Holdings	146,000	54,733
Taiwan Semiconductor Manufacturing, ADR	18,527	174,339
Unimicron Technology	102,000	78,342
Yuanta Financial Holding	80,930	54,512
		1,522,945
Thailand--3.5%
Asian Property Development	687,700	96,080
Bangkok Bank	26,400	86,786
Banpu	7,500	73,745
C.P. Seven Eleven	168,700	84,672
Electricity Generating	33,600	73,472
Thai Oil	62,300	64,915
		479,670
Turkey--3.3%
Anadolu Anonim Turk Sigorta Sirketi	49,330	41,300

Anadolu Hayat Emeklilik	45,240	71,935
Asya Katilim Bankasi	65,580 a	91,083
Haci Omer Sabanci Holding	30,888	82,993
Selcuk Ecza Deposu Ticaret ve Sanayi	68,517	96,941
Turkiye Is Bankasi, Cl. C	22,757	67,054
		451,306
United States--1.6%
iShares MSCI Emerging Markets Index Fund	6,620	213,363
Total Common Stocks
(cost $10,689,273)		11,642,281

Preferred Stocks--13.2%	Shares	Value ($)
Brazil
Banco Bradesco	6,600	97,611
Banco Itau Holding Financeira	10,795	170,175
Bradespar	6,400	83,613
Braskem, Cl. A	25,800 a	94,536
Cia de Bebidas das Americas	1,600	104,027
Cia Paranaense de Energia, Cl. B	8,500	118,423
Cia Vale do Rio Doce, Cl. A	14,600	222,409
Petroleo Brasileiro	38,400	635,917
Tele Norte Leste Participacoes	5,700	91,049
Usinas Siderurgicas de Minas Gerais, Cl. A	4,275	90,780
Vivo Participacoes	5,000	95,228
Total Preferred Stocks
(cost $1,621,490)		1,803,768

Other Investment--.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $39,716)	39,717 [f]	39,717

Investment of Cash Collateral for Securities Loaned--3.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $456,095)	456,095 [f]	456,095
Total Investments (cost $12,806,574)	101.8%	13,941,861

Liabilities, Less Cash and Receivables	(1.8%)	(244,358)
Net Assets	100.0%	13,697,503

ADR - American Depository Receipts GDR - Global Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is $457,669 and the total market value of the collateral held by the fund is $456,095.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, this security amounted to $83,001 or .6% of net assets.
d	The valuation of this security has been determined in good faith under the direction of the Board of Trustees.
e	Illiquid security, fair valued by management. At the period end, the value of these securities amounted to $71,946 or 0.5% of net assets. The valuation of these securities has been determined in good faith under the direction of the Board of Trustees.
f	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $12,806,574. Net unrealized appreciation on was $1,135,287 of which $1,699,859 related to appreciated investment securities and $564,572 related to depreciated investment securities

At June 30, 2009, the fund held the following forward foreign currency exchange contracts:
(Unaudited)

Forward Foreign Currency	Foreign			Unrealized
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Philippines Peso,
Expiring 7/1/2009	714,988	15,533	14,857	(676)

Sales:		Proceeds ($)

Czech Republic Koruna,
Expiring 7/1/2009	975,093	52,551	52,702	(151)
				(827)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign	13,291,102	83,001	71,946	13,446,049
Mutual Funds	495,812	-	-	495,812
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+:	-	(827)	-	(827)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investments in
	Investments in	Equity
	Private Equities	Securities -
	($)	Foreign ($)
Balance as of 9/30/2008	144,388	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	597
Net purchases (sales)	(144,388)	-
Transfers in and/or out of Level 3	-	71,349

Balance as of 6/30/2009	- 71,946

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company International Core Equity Fund
June 30, 2009 (Unaudited)

Common Stocks--92.6%	Shares	Value ($)
Australia--5.4%
AGL Energy	32,580	353,103
BHP Billiton	49,603	1,387,765
Commonwealth Bank of Australia	17,420	547,446
Computershare	44,549	323,797
Macquarie Group	10,600	333,973
Stockland	126,930	328,320
Westfield Group	67,549	619,426
Westpac Banking	29,414	479,963
		4,373,793
Belgium--.7%
Delhaize Group	8,470	595,715
Finland--2.0%
Fortum	21,560	490,584
Nokia	76,590	1,121,726
		1,612,310
France--9.2%
Alcatel-Lucent	246,310 a,b	617,822
AXA	50,157	942,163
BNP Paribas	14,470	938,846
Credit Agricole	17,700	220,396
GDF SUEZ	16,773	624,490
Sanofi-Aventis	10,028	589,022
Sodexo	7,210	370,094
Technip	11,250	550,640
Teleperformance	11,230	341,391
Total	18,860	1,018,101
Vinci	13,360	599,469
Vivendi	22,540	538,654
		7,351,088
Germany--7.4%

BASF	15,210	604,491
Deutsche Bank	13,220	801,086
Deutsche Lufthansa	25,390	318,074
E.ON	15,480	547,684
Hochtief	10,990	553,485
Lanxess	14,310	354,523
MAN	6,570	402,773
Munchener Ruckversicherungs	3,280	442,607
Rheinmetall	5,750	248,850
RWE	9,255	728,242
Salzgitter	8,450	739,937
Software	2,420	171,138
		5,912,890
Greece--.6%
Public Power	21,870 b	451,004
Hong Kong--2.0%
Esprit Holdings	85,400	476,584
Hongkong Land Holdings	172,000	608,880
New World Development	199,375	360,673
Sun Hung Kai Properties	11,000	137,393
		1,583,530
Ireland--.8%
CRH	16,045	365,769
Ryanair Holdings, ADR	10,100 b	286,739
		652,508
Italy--3.5%
Banco Popolare	36,770 b	274,422
ENI	51,710	1,222,330
Parmalat	234,640	565,838
Terna Rete Elettrica Nazionale	78,120 a	260,279
UniCredit	198,300 b	499,346
		2,822,215
Japan--21.0%
Air Water	21,000	229,761
Amada	55,000	341,984
Astellas Pharma	17,700	628,370
Daihatsu Motor	33,000	307,614

Daito Trust Construction	9,200	435,480
Daiwa Securities Group	85,000	507,344
Fast Retailing	3,100	405,460
Fukuoka Financial Group	89,000	399,107
Honda Motor	28,400	784,180
JSR	25,000	428,972
KDDI	79	419,868
Keihin	53,700	706,821
Lawson	21,400	941,880
Mitsubishi UFJ Financial Group	160,200	994,442
Mitsui & Co.	73,500	874,355
Mitsumi Electric	29,700	636,638
Murata Manufacturing	10,900	463,902
Nippon Electric Glass	60,000	673,898
Nippon Express	83,000	378,232
Nippon Yusen	63,700	275,735
Nomura Holdings	32,000	270,390
Omron	17,000	246,172
ORIX	5,950	358,847
Pacific Metals	40,000	310,583
Sankyo	13,900	743,084
Shin-Etsu Chemical	6,300	292,978
Shinko Electric Industries	25,500	316,583
Softbank	18,700	365,323
Sumitomo	59,900	610,596
Sumitomo Trust & Banking	52,000	280,687
Tokai Rika	32,500	519,204
Tokyo Gas	84,000	300,825
Tokyo Tatemono	39,000	218,207
Toppan Printing	83,000	840,037
Toyo Engineering	123,000	417,512
		16,925,071
Netherlands--2.5%
Fugro	7,620	315,562
ING Groep	32,010	322,062
Koninklijke Ahold	37,160	426,634
Koninklijke DSM	16,240	508,732

Koninklijke Vopak	8,010	399,809
		1,972,799
Norway--.8%
DNB NOR	36,000 b	274,333
Petroleum Geo-Services	58,200 b	360,687
		635,020
Singapore--.3%
United Overseas Bank	24,000	243,248
Spain--3.7%
Banco Santander	76,460	918,168
Repsol	12,570	281,085
Telefonica	78,300	1,770,683
		2,969,936
Sweden--1.8%
Alfa Laval	38,950	371,594
Electrolux, Ser. B	62,700 b	875,727
Nordea Bank	29,460	233,323
		1,480,644
Switzerland--8.8%
Adecco	7,600	316,576
Credit Suisse Group	24,540	1,120,228
Julius Baer Holding	8,560	332,300
Nestle	56,370	2,122,922
Novartis	15,586	631,731
Roche Holding	10,544	1,433,297
Swiss Life Holding	2,400 b	207,188
Syngenta	1,540	357,522
Zurich Financial Services	3,210	565,454
		7,087,218
United Kingdom--20.6%
3i Group	90,293	359,490
Autonomy	10,310 b	243,744
BAE Systems	97,620	543,645
Barclays	148,910	693,311
Berkeley Group Holdings	30,000 b	396,821
BP	121,000	951,151
British American Tobacco	14,600	401,852

Charter International	78,060	556,076
Eurasian Natural Resources	55,660	599,336
GlaxoSmithKline	71,710	1,260,585
HSBC Holdings	165,740	1,370,191
ICAP	39,650	294,197
IMI	62,810	322,146
Imperial Tobacco Group	26,040	676,030
Kazakhmys	60,460	626,652
Kingfisher	137,010	400,776
Legal & General Group	403,490	376,984
Royal Dutch Shell, Cl. B	76,420	1,918,578
Standard Chartered	24,730	463,817
Tesco	143,100	832,472
Thomas Cook Group	257,650	871,084
Vodafone Group	855,437	1,649,429
WPP	116,140	770,503
		16,578,870
United States--1.5%
iShares MSCI EAFE Index Fund	26,540	1,215,797
Total Common Stocks
(cost $75,088,035)		74,463,656

Preferred Stocks--.4%	Shares	Value ($)
Germany
Fresenius
(cost $431,718)	6,230	336,395

Other Investment--4.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,290,244)	3,290,244 [c]	3,290,244

Investment of Cash Collateral for Securities Loaned--.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $97)	97 [c]	97
Total Investments (cost $78,810,094)	97.1%	78,090,392

Cash and Receivables (Net)	2.9%	2,348,024
Net Assets	100.0%	80,438,416

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is $67 and the total market value of the collateral held by the fund is $97.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $78,810,094. Net unrealized depreciation on investments was $719,702 of which $5,762,858 related to appreciated investment securities and $6,482,560 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
June 30, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Financial Futures Long
DJ Euro STOXX	59	1,984,793	September 2009	(11,008)
Topix Index	7	671,770	September 2009	3,197

At June 30, 2009 the Fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar, expiring 7/1/2009	444,044	356,967	357,811	844
Japanese Yen, expiring 7/1/2009	7,479,195	78,365	77,637	(728)

Sales:		Proceeds ($)
British Pound, expiring 7/1/2009	161,359	266,726	265,467	1,259

Gross Unrealized Appreciation				2,103
Gross Unrealized Depreciation				(728)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign	73,584,254	-	-	73,584,254
Mutual Funds/ETFs	4,506,138	-	-	4,506,138
Other Financial Instruments+	3,197	2,103	-	5,300
Liabilities ($)
Other Financial Instruments+	(11,008)	(728)	-	(11,736)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Private Equities ($)

Balance as of 9/30/2008	7,364
Realized gain (loss)	-
Change in unrealized	-
appreciation (depreciation)
Net purchases (sales)	(7,364)
Transfers in and/or out of Level 3	-
Balance as of 6/30/2009	-

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company International Small Cap Fund
June 30, 2009 (Unaudited)

Common Stocks--97.9%	Shares	Value ($)
Australia--3.0%
Australian Worldwide Exploration	34,149	70,720
Centennial Coal	28,869	57,226
CFS Retail Property Trust	35,860	47,679
Computershare	8,028	58,350
Downer EDI	18,470	83,197
Metcash	21,240	73,767
Sino Gold Mining	13,440 a	56,099
		447,038
Austria--.6%
bwin Interactive Entertaiment	1,920 a	83,741
Belgium--1.1%
Bekaert	1,000	102,703
Cofinimmo	470	54,726
		157,429
Canada--6.9%
Altagas Income Trust	3,370	46,502
Biovail	8,450	113,476
Crescent Point Energy Trust	3,747	110,559
Emera	2,870	53,617
First Quantum Minerals	1,620	78,343
HudBay Minerals	8,030 a	53,020
IAMGOLD	6,830	69,172
Laurentian Bank of Canada	3,160	95,304
Quadra Mining	5,140 a	38,578
Red Back Mining	14,960 a	130,417
Rona	5,100 a	55,904
Silver Standard Resources	3,290 a	62,708
Sino-Forest	7,130 a	76,011
Westjet Airlines, Cl. VV	5,990 a	52,013
		1,035,624

China--1.9%
Chaoda Modern Agriculture Holdings	90,000	52,838
China Agri-Industries Holdings	132,000	82,265
Hopson Development Holdings	40,000	61,935
Zhejiang Expressway, Cl. H	102,000	80,941
		277,979
Finland--1.8%
Huhtamaki	9,970	102,801
Konecranes	2,870	67,439
Outotec	3,870	91,751
		261,991
France--8.4%
Cap Gemini	1,763	64,898
CNP Assurances	1,120	106,928
Faiveley	600	45,705
Fonciere des Regions	1,435	107,872
Gecina	860	53,205
Havas	40,919	100,456
Ipsen	1,595	69,655
Neopost	590	52,976
Nexity	3,980	118,703
Publicis Groupe	4,416	134,618
Scor	5,190	106,373
Sodexo	1,030	52,871
Technip	2,800	137,048
Teleperformance	3,542	107,677
		1,258,985
Germany--7.1%
Deutsche Euroshop	2,028	62,448
Deutsche Lufthansa	5,575	69,841
Hochtief	1,990	100,222
Infineon Technologies	21,440 a	77,449
Kloeckner & Co.	4,260 a	90,479
Lanxess	3,370	83,490
MTU Aero Engines Holding	2,900	105,776
Rheinmetall	2,100	90,884
Salzgitter	1,517	132,838

Software	630	44,552
Tognum	7,820	102,683
Wincor Nixdorf	1,710	95,668
		1,056,330
Greece--.5%
Public Power	3,970 a	81,869

Hong Kong--.4%
Neo-China Land Group Holdings	645,500 b	62,467
Peace Mark Holdings	712,000 b	0
		62,467
Ireland--.9%
DCC	6,736	138,910

Italy--5.0%
ACEA	6,085	74,181
Banca Popolare di Milano	18,764	111,742
Benetton Group	10,444	91,718
Buzzi Unicem	5,663	80,000
DiaSorin	3,550	88,198
Indesit	17,140 a	87,524
Parmalat	53,210	128,317
Recordati	13,170	81,385
		743,065
Japan--25.2%
Air Water	5,800	63,458
Alps Electric	7,700	41,963
Amada	11,000	68,397
Bank of Kyoto	6,000	55,743
Bank of Yokohama	12,000	64,400
Chiba Bank	11,000	72,051
Chiyoda	4,500	64,369
Circle K Sunkus	6,100	95,361
COMSYS Holdings	7,000	77,532
Daifuku	11,500	82,011
Daito Trust Construction	800	37,868
Disco	2,300	97,888

F.C.C.	5,500	75,533
Fukuoka Financial Group	15,000	67,265
Funai Electric	1,600	65,937
Gourmet Navigator	17	48,123
H.I.S.	3,000	66,175
Hogy Medical	1,081	54,984
Hokuhoku Financial Group	40,000	100,483
Japan Aviation Electronics Industry	15,000	93,268
Japan Excellent	9	38,210
Kansai Paint	16,000	115,098
Keihin	11,000	144,786
Kuroda Electric	9,100	122,517
KYORIN Co.	4,000	60,705
Lintec	3,800	66,111
Matsui Securities	11,800	107,301
Matsumotokiyoshi Holdings	3,100	63,940
MegaChips	3,100	71,438
Mitsumi Electric	5,900	126,470
NSD	4,200	42,639
Pacific Metals	8,000	62,117
Pigeon	3,400	108,351
Point	2,010	108,079
Seino Holdings	16,000	133,368
Shimachu	3,400	71,646
Shimano	1,600	61,286
Shinko Electric Industries	6,400	79,456
Shinko Plantech	9,300	73,948
SKY Perfect JSAT Holdings	111	42,402
Star Micronics	5,500	52,982
Sumitomo Bakelite	11,000	55,380
Tokai Rika	4,000	63,902
Tokyo Ohka Kogyo	3,600	69,732
Tokyu REIT	10	54,186
Top REIT	13	50,335
Toshiba Machine	23,000	85,234
Towa Pharmaceutical	1,000	50,241
Toyo Engineering	24,000	81,466

Tsumura & Co.	1,500	46,868
Yamaguchi Financial Group	6,000	79,286
		3,782,289
Luxembourg--.5%
Gagfah	8,710	72,214

Netherlands--2.0%
Gemalto	2,290 a	79,221
Imtech	5,502	106,824
Koninklijke Vopak	2,180 a	108,812
		294,857
Norway--1.0%
Petroleum Geo-Services	13,200 a	81,805
TGS Nopec Geophysical	6,200 a	61,227
		143,032
Singapore--.4%
Suntec Real Estate Investment Trust	102,000	60,563

South Korea--3.5%
Daegu Bank	6,890	63,278
Honam Petrochemical	1,065	64,120
Kiwoom Securities	1,099	43,047
Korea Plant Service & Engineering	2,930	76,588
LG Dacom	3,820	52,924
LG Fashion	4,810	91,371
Youngone	6,890 b	62,196
Yuhan	434	63,706
		517,230
Spain--3.5%
Bankinter	7,140	84,338
Corporacion Financiera Alba	2,524	121,521
Enagas	2,818	55,405
Laboratorios Almirall	8,613	95,454
Prosegur Cia de Seguridad	3,080	98,817
Viscofan	2,780	59,279
		514,814

Sweden--.5%

Loomis AB, Cl. B	7,590	75,510

Switzerland--5.4%
Actelion	1,000 a	52,322
Adecco	3,296	137,294
Baloise Holding	970	71,999
Banque Cantonale Vaudoise	190	59,935
Kuoni Reisen Holding	330	102,503
Schindler Holding	2,910	180,645
Swiss Life Holding	1,170 a	101,004
Temenos Group	5,820 a	99,094
		804,796
United Kingdom--18.3%
3i Group	15,600	62,110
Afren	100,310 a	87,878
AMEC	7,070	75,954
Asos	20,610 a	115,286
Autonomy	5,080 a	120,099
Balfour Beatty	17,000	86,422
Beazley	39,467	63,145
Berkeley Group Holdings	6,610 a	87,433
Big Yellow Group	8,280	46,588
Catlin Group	13,710	72,460
Charter International	17,370	123,739
Chemring Group	1,720	61,405
Close Brothers Group	6,906	74,647
Cookson Group	17,127	73,613
Croda International	11,910	104,536
Dana Petroleum	2,358 a	54,389
Davis Service Group	11,730	64,359
Domino's Pizza UK & IRL	35,410	119,863
Game Group	35,670	96,535
GKN	25,460	51,940
Halfords Group	18,780	96,166
Henderson Group	28,860	43,563
IG Group Holdings	24,720	113,976
Interserve	28,797	83,028

London Stock Exchange Group	6,230	72,003
Spectris	9,220	83,655
Spirent Communications	98,944	102,960
SSL International	9,590	81,727
Thomas Cook Group	42,610	144,059
Tomkins	35,390	86,171
Tui Travel	30,649	116,857
Tullet Prebon	15,010	73,095
		2,739,661
Total Common Stocks
(cost $14,566,501)		14,610,394

Preferred Stocks--.6%	Shares	Value ($)
United Kingdom
Inmarsat
(cost $54,823)	9,380	84,181

Other Investment--.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $43,044)	43,044 [c]	43,044
Total Investments (cost $14,664,368)	98.8%	14,737,619
Cash and Receivables (Net)	1.2%	183,524
Net Assets	100.0%	14,921,143

a	Non-income producing security.
b	Illiquid security, fair valued by management. At the period end, the value of these securities amounted to $124,663 or 0.8% of net assets. The valuation of these securities has been determined in good faith under the direction of the Board of Trustees.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $14,664,368. Net unrealized appreciation on investments was $73,251 of which $2,413,662 related to appreciated investment securities and $2,340,411 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign	14,569,912	-	124,663	14,694,575
Mutual Funds	43,044	-	-	43,044
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Equity
Securities
Investments ($)
Balance as of 9/30/2008	249,211
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(186,228)
Net purchases (sales)	0
Transfers in and/or out of Level 3	61,680

Balance as of 6/30/2009	124,663

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the

Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition,

an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus/The Boston Company Large Cap Core Fund June 30, 2009 (Unaudited)

Common Stocks--100.3%	Shares	Value ($)
Consumer Discretionary--10.8%
Autoliv	9,460	272,164
Best Buy	5,320	178,167
Gap	11,190	183,516
Hasbro	9,520	230,765
Home Depot	15,590	368,392
Jones Apparel Group	16,240	174,255
McGraw-Hill Cos.	4,700	141,517
Newell Rubbermaid	18,570	193,314
News, Cl. A	41,100	374,421
Omnicom Group	10,230	323,063
Rent-A-Center	8,190 a	146,028
Target	10,110	399,042
Time Warner	8,660	218,145
Whirlpool	4,920	209,395
		3,412,184
Consumer Staples--11.2%
Coca-Cola Enterprises	9,800	163,170
Colgate-Palmolive	6,670	471,836
CVS Caremark	15,030	479,006
Kroger	17,280	381,024
Lorillard	3,740	253,460
Nestle, ADR	17,000	639,540
PepsiCo	9,920	545,203
Philip Morris International	14,420	629,000
		3,562,239
Energy--11.6%
Anadarko Petroleum	9,440	428,482
Chevron	11,562	765,983
ConocoPhillips	10,510	442,051
ENSCO International	7,070	246,531

Hess	5,020	269,825
Newfield Exploration	9,050 a	295,664
Occidental Petroleum	8,930	587,683
Williams Cos.	10,420	162,656
XTO Energy	12,215	465,880
		3,664,755
Exchange Traded Funds--.8%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	2,810	258,380
Financial--13.4%
Bank of America	45,830	604,956
BlackRock	1,840	322,773
Charles Schwab	13,300	233,282
First Horizon National	414 a	4,964
Franklin Resources	4,390	316,124
JPMorgan Chase & Co.	26,430	901,527
MetLife	10,200	306,102
Morgan Stanley	16,220	462,432
State Street	9,040	426,688
Visa, Cl. A	2,395	149,113
Wells Fargo & Co.	21,090	511,643
		4,239,604
Health Care--15.2%
AmerisourceBergen	8,680	153,983
Amgen	12,900 a	682,926
CIGNA	13,310 b	320,638
Covidien	5,877	220,035
Gilead Sciences	6,700 a	313,828
Hospira	5,210 a	200,689
IMS Health	13,300	168,910
King Pharmaceuticals	16,270 a	156,680
Merck & Co.	12,360 b	345,586
Pfizer	35,650	534,750
Schering-Plough	15,060	378,307
St. Jude Medical	4,260 a	175,086
Teva Pharmaceutical Industries,
ADR	4,060	200,320

Universal Health Services, Cl. B	3,060	149,481
Vertex Pharmaceuticals	13,090 a	466,528
Wyeth	7,340	333,163
		4,800,910
Industrial--9.9%
Cummins	7,030	247,526
Dover	10,050	332,555
FedEx	6,060	337,057
General Electric	18,120	212,366
JetBlue Airways	25,330 a	108,159
Norfolk Southern	12,640	476,149
Parker Hannifin	8,480	364,301
R.R. Donnelley & Sons	14,670	170,465
Raytheon	10,330	458,962
Textron	7,220	69,745
Tyco International	14,177	368,318
		3,145,603
Materials--2.9%
Dow Chemical	9,420	152,039
E.I. du Pont de Nemours & Co.	12,930	331,267
Freeport-McMoRan Copper & Gold	5,640	282,620
Owens-Illinois	5,710 a	159,937
		925,863
Technology--19.1%
Akamai Technologies	11,430 a	219,227
Apple	4,730 a	673,694
BMC Software	7,990 a	269,982
Broadcom, Cl. A	8,500 a	210,715
Cisco Systems	31,430 a	585,855
EMC	25,270 a	331,037
Google, Cl. A	1,170 a	493,260
International Business Machines	7,650	798,813
Microsoft	22,870	543,620
Motorola	51,650	342,440
Nokia, ADR	13,950	203,391
Oracle	26,700	571,914
QUALCOMM	10,410	470,532

Sybase	4,980 a	156,073
Teradata	7,361 a	172,468
		6,043,021
Telecommunication Services--1.8%
AT & T	23,050	572,562
Utilities--3.6%
American Electric Power	7,360	212,630
Mirant	12,150 a	191,241
PG & E	7,380	283,687
Sempra Energy	9,000	446,670
		1,134,228
Total Common Stocks
(cost $33,115,760)		31,759,349

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $392,971)	392,971 [c]	392,971
Total Investments (cost $33,508,731)	101.5%	32,152,320
Liabilities, Less Cash and Receivables	(1.5%)	(473,465)
Net Assets	100.0%	31,678,855

ADR - American Depository Receipts

a	Non-income producing security.
b	Purchased on a delayed delivery basis.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $33,508,731. Net unrealized depreciation on investments was $1,356,411 of which $2,193,021 related to appreciated investment securities and $3,549,432 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	30,457,719	-	-	30,457,719
Equity Securities - Foreign	403,711	639,540	-	1,043,251
Mutual Funds/ETFs	651,350	-	-	651,350
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2009 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)
Consumer Discretionary--10.2%
Aeropostale	43,050 a,b	1,475,324
Carter's	117,410 b	2,889,460
Cato, Cl. A	119,360	2,081,638
Cheesecake Factory	75,430 b	1,304,939
Chipotle Mexican Grill, Cl. B	19,387 b	1,353,019
Citi Trends	82,390 b	2,132,253
Fossil	87,000 b	2,094,960
Gentex	164,230	1,905,068
Interactive Data	69,100	1,598,974
Lions Gate Entertainment	167,610 a,b	938,616
Lumber Liquidators	129,450 a,b	2,040,132
Papa John's International	40,330 b	999,781
Pool	116,140 a	1,923,278
Shuffle Master	128,010 b	846,146
Take-Two Interactive Software	242,440 a,b	2,295,907
Texas Roadhouse, Cl. A	144,680 a,b	1,578,459
		27,457,954
Consumer Staples--4.7%
Alberto-Culver	98,820	2,512,993
Casey's General Stores	100,730	2,587,754
Central Garden & Pet	135,002 b	1,483,672
Hain Celestial Group	104,380 a,b	1,629,372
Nu Skin Enterprises, Cl. A	143,270	2,192,031
Peet's Coffee & Tea	58,440 a,b	1,472,688
Smart Balance	102,410 b	697,412
		12,575,922
Energy--5.2%
Arena Resources	155,990 b	4,968,282
Concho Resources	85,346 b	2,448,577
Dril-Quip	42,310 b	1,612,011

Oil States International	61,600 b	1,491,336
Penn Virginia	131,950	2,160,021
Plains Exploration & Production	49,120 b	1,343,923
		14,024,150
Exchange Traded Funds--2.2%
iShares Russell 2000 Growth Index
Fund	103,320 a	5,857,211
Financial--5.5%
Arch Capital Group	42,560 b	2,493,165
Riskmetrics Group	102,810 b	1,815,625
RLI	52,190	2,338,112
Tower Group	119,280	2,955,758
Validus Holdings	125,670 a	2,762,227
Westamerica Bancorporation	48,220 a	2,392,194
		14,757,081
Health Care--25.8%
Acorda Therapeutics	52,510 a,b	1,480,257
Affymetrix	219,560 b	1,301,991
Alexion Pharmaceuticals	87,440 a,b	3,595,533
Allos Therapeutics	68,000 b	563,720
Allscripts-Misys Healthcare
Solutions	156,510 a	2,482,249
Alnylam Pharmaceuticals	73,940 a,b	1,646,644
Analogic	34,890	1,289,186
AngioDynamics	148,860 b	1,975,372
Bio-Rad Laboratories, Cl. A	19,540 b	1,474,879
Bruker	121,994 b	1,129,664
Catalyst Health Solutions	120,360 b	3,001,778
Centene	87,520 b	1,748,650
Chemed	32,540	1,284,679
Cyberonics	79,550 b	1,322,916
Eclipsys	111,360 b	1,979,981
Emergency Medical Services, Cl. A	36,498 a,b	1,343,856
Emergent Biosolutions	108,660 b	1,557,098
Emeritus	12,910 a,b	170,541
Enzon Pharmaceuticals	198,210 a,b	1,559,913
ev3	124,780 b	1,337,642

Haemonetics	35,710 b	2,035,470
Inspire Pharmaceuticals	76,580 b	425,785
Medarex	176,220 b	1,471,437
MEDNAX	49,480 b	2,084,592
Natus Medical	160,050 a,b	1,846,977
NuVasive	55,420 a,b	2,471,732
Onyx Pharmaceuticals	44,480 b	1,257,005
Owens & Minor	65,640	2,876,345
PerkinElmer	135,720	2,361,528
PharMerica	62,300 a,b	1,222,949
Phase Forward	102,240 b	1,544,846
PSS World Medical	119,220 a,b	2,206,762
Regeneron Pharmaceuticals	102,810 b	1,842,355
Resmed	50,830 b	2,070,306
SonoSite	71,080 a,b	1,425,865
Thermo Fisher Scientific	50,340 b	2,052,362
Thoratec	31,060 a,b	831,787
United Therapeutics	11,490 a,b	957,462
Varian	36,160 b	1,425,789
Volcano	115,013 b	1,607,882
West Pharmaceutical Services	50,290 a	1,752,606
Zoll Medical	64,220 b	1,242,015
		69,260,406
Industrial--13.8%
A.O. Smith	55,520	1,808,286
Administaff	69,160	1,609,353
Applied Industrial Technologies	73,860	1,455,042
Astec Industries	73,630 a,b	2,186,075
Clean Harbors	24,140 b	1,303,319
Columbus McKinnon	96,740 b	1,223,761
Cornell	105,410 b	1,708,696
Duff & Phelps, Cl. A	69,100 a	1,228,598
EnerSys	115,980 b	2,109,676
Exponent	41,240 b	1,010,792
First Advantage, Cl. A	64,700 b	984,087
Geo Group	52,488 b	975,227
GrafTech International	72,020 b	814,546

ICF International	71,170 b	1,963,580
II-VI	43,480 b	963,952
Kennametal	69,140	1,326,105
Landstar System	33,620	1,207,294
Michael Baker	25,420 b	1,076,791
MSC Industrial Direct, Cl. A	73,420	2,604,942
Old Dominion Freight Line	109,030 b	3,660,137
Orion Marine Group	44,570 b	846,830
Quanta Services	86,240 b	1,994,731
Team	82,500 b	1,292,775
TransDigm Group	49,720 a,b	1,799,864
		37,154,459
Materials--1.4%
Aurizon Mines	258,497 b	917,664
H.B. Fuller	136,770	2,567,173
Horsehead Holding	26,700 b	198,915
		3,683,752
Technology--28.8%
3PAR	285,170 a,b	3,536,108
ADTRAN	63,870	1,371,289
AsiaInfo Holdings	41,420 b	712,838
Atheros Communications	144,200 a,b	2,774,408
ATMI	123,670 b	1,920,595
CACI International, Cl. A	46,120 b	1,969,785
Celestica	277,100 b	1,889,822
Cogent	146,710 b	1,574,198
CommScope	84,360 b	2,215,294
CyberSource	221,050 b	3,382,065
DTS	57,560 a,b	1,558,149
F5 Networks	22,680 b	784,501
FEI	94,430 b	2,162,447
FormFactor	44,950 b	774,938
Harris Stratex Networks, Cl. A	221,030 b	1,432,274
Informatica	198,130 b	3,405,855
Intermec	223,740 b	2,886,246
International Rectifier	140,480 b	2,080,509
j2 Global Communications	79,390 b	1,791,038

JDA Software Group	122,200 b	1,828,112
Limelight Networks	283,730 b	1,248,412
Littelfuse	72,210 b	1,441,312
ManTech International, Cl. A	31,650 b	1,362,216
Mellanox Technologies	131,970 b	1,587,599
Metavante Technologies	213,587 b	5,523,360
NCI, Cl. A	24,650 b	749,853
NETGEAR	132,410 b	1,908,028
Novellus Systems	105,510 b	1,762,017
PMC-Sierra	106,570 a,b	848,297
Polycom	146,680 b	2,973,204
Quest Software	252,000 b	3,512,880
SkillSoft, ADR	360,670 b	2,813,226
Sybase	75,860 a,b	2,377,452
Teradyne	182,550 a,b	1,252,293
Ultratech	157,810 b	1,942,641
ValueClick	118,840 b	1,250,197
Verigy	165,530 b	2,014,500
Vishay Intertechnology	218,770 b	1,485,448
Volterra Semiconductor	95,610 b	1,256,315
		77,359,721
Total Common Stocks
(cost $236,157,375)		262,130,656

Other Investment--3.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,249,802)	9,249,802 [c]	9,249,802
Investment of Cash Collateral for
Securities Loaned--19.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $51,979,705)	51,979,705 [c]	51,979,705
Total Investments (cost $297,386,882)	120.3%	323,360,163
Liabilities, Less Cash and Receivables	(20.3%)	(54,608,911)

Net Assets		100.0%	268,751,252

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is
$50,046,046 and the total market value of the collateral held by the fund is $51,979,705.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $297,386,882. Net unrealized appreciation on investments was $25,973,281 of which $30,880,604 related to appreciated investment securities and $4,907,323 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	253,460,219	-	-	253,460,219
Equity Securities - Foreign	2,813,226	-	-	2,813,226
Mutual Funds/ETFs	67,086,718	-	-	67,086,718
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Private Equities ($)

Balance as of 9/30/2008	7,349,961
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(7,349,961)
Transfers in and/or out of Level 3	-
Balance as of 6/30/2009	-

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
June 30, 2009 (Unaudited)

Common Stocks--97.5%	Shares	Value ($)
Consumer Discretionary--10.2%
Aeropostale	38,440 a,b	1,317,339
Carter's	104,470 b	2,571,007
Cato, Cl. A	106,240 a	1,852,826
Cheesecake Factory	67,150 b	1,161,695
Chipotle Mexican Grill, Cl. B	17,252 b	1,204,017
Citi Trends	72,580 b	1,878,370
Fossil	76,970 b	1,853,438
Gentex	146,160	1,695,456
Interactive Data	61,050	1,412,697
Lions Gate Entertainment	151,673 a,b	849,369
Lumber Liquidators	114,770 a,b	1,808,775
Papa John's International	35,890 b	889,713
Pool	102,740 a	1,701,374
Shuffle Master	113,560 b	750,632
Take-Two Interactive Software	215,070 a,b	2,036,713
Texas Roadhouse, Cl. A	128,140 a,b	1,398,007
		24,381,428
Consumer Staples--4.7%
Alberto-Culver	88,603	2,253,174
Casey's General Stores	89,180	2,291,034
Central Garden & Pet	119,280 a,b	1,310,887
Hain Celestial Group	95,160 a,b	1,485,448
Nu Skin Enterprises, Cl. A	126,840	1,940,652
Peet's Coffee & Tea	51,320 a,b	1,293,264
Smart Balance	90,430 b	615,828
		11,190,287
Energy--5.2%
Arena Resources	137,820 b	4,389,567
Concho Resources	75,987 b	2,180,067
Dril-Quip	37,340 a,b	1,422,654

Oil States International	54,540 b	1,320,413
Penn Virginia	117,480 a	1,923,148
Plains Exploration & Production	43,730 b	1,196,453
		12,432,302
Exchange Traded Funds--3.0%
iShares Russell 2000 Growth Index
Fund	124,880 a	7,079,447
Financial--5.4%
Arch Capital Group	37,410 b	2,191,478
Riskmetrics Group	89,440 a,b	1,579,510
RLI	46,230 a	2,071,104
Tower Group	105,660	2,618,255
Validus Holdings	111,320 a	2,446,814
Westamerica Bancorporation	43,060 a	2,136,207
		13,043,368
Health Care--25.5%
Acorda Therapeutics	46,360 b	1,306,888
Affymetrix	193,880 b	1,149,708
Alexion Pharmaceuticals	79,340 a,b	3,262,461
Allos Therapeutics	60,510 b	501,628
Allscripts-Misys Healthcare
Solutions	137,870 a	2,186,618
Alnylam Pharmaceuticals	65,777 a,b	1,464,854
Analogic	31,040	1,146,928
AngioDynamics	131,770 b	1,748,588
Bio-Rad Laboratories, Cl. A	17,045 b	1,286,557
Bruker	107,133 b	992,052
Catalyst Health Solutions	106,280 b	2,650,623
Centene	77,640 b	1,551,247
Chemed	28,780	1,136,234
Cyberonics	70,410 b	1,170,918
Eclipsys	98,520 b	1,751,686
Emergency Medical Services, Cl. A	32,598 b	1,200,258
Emergent Biosolutions	96,780 b	1,386,857
Emeritus	11,490 a,b	151,783
Enzon Pharmaceuticals	188,110 a,b	1,480,426
ev3	111,040 b	1,190,349

Haemonetics	31,590 b	1,800,630
Inspire Pharmaceuticals	65,000 b	361,400
Medarex	161,210 b	1,346,103
MEDNAX	43,770 b	1,844,030
Natus Medical	140,690 b	1,623,563
NuVasive	48,360 a,b	2,156,856
Onyx Pharmaceuticals	39,370 b	1,112,596
Owens & Minor	58,070	2,544,627
PerkinElmer	120,140	2,090,436
PharMerica	54,950 a,b	1,078,668
Phase Forward	91,000 b	1,375,010
PSS World Medical	104,700 b	1,937,997
Regeneron Pharmaceuticals	91,000 b	1,630,720
Resmed	44,640 b	1,818,187
SonoSite	62,520 b	1,254,151
Thermo Fisher Scientific	44,200 b	1,802,034
Thoratec	27,470 a,b	735,647
United Therapeutics	10,180 a,b	848,299
Varian	32,170 b	1,268,463
Volcano	101,810 b	1,423,304
West Pharmaceutical Services	44,080 a	1,536,188
Zoll Medical	56,820 b	1,098,899
		61,404,471
Industrial--13.7%
A.O. Smith	48,700	1,586,159
Administaff	61,130	1,422,495
Applied Industrial Technologies	64,800	1,276,560
Astec Industries	65,320 a,b	1,939,351
Clean Harbors	21,370 a,b	1,153,766
Columbus McKinnon	85,750 b	1,084,737
Cornell	96,610 b	1,566,048
Duff & Phelps, Cl. A	60,720 a	1,079,602
EnerSys	103,190 b	1,877,026
Exponent	36,500 b	894,615
First Advantage, Cl. A	57,250 b	870,772
Geo Group	45,808 b	851,113
GrafTech International	64,090 b	724,858

ICF International	63,050 b	1,739,549
II-VI	38,500 b	853,545
Kennametal	60,760	1,165,377
Landstar System	29,330	1,053,240
Michael Baker	22,180 b	939,545
MSC Industrial Direct, Cl. A	64,480 a	2,287,750
Old Dominion Freight Line	96,520 b	3,240,176
Orion Marine Group	39,430 b	749,170
Quanta Services	76,290 b	1,764,588
Team	72,720 b	1,139,522
TransDigm Group	44,120 b	1,597,144
		32,856,708
Materials--1.4%
Aurizon Mines	231,041 b	820,196
H.B. Fuller	121,670	2,283,746
Horsehead Holding	23,770 b	177,086
		3,281,028
Technology--28.4%
3PAR	253,680 a,b	3,145,632
ADTRAN	56,860	1,220,784
AsiaInfo Holdings	36,670 a,b	631,091
Atheros Communications	127,590 a,b	2,454,832
ATMI	109,980 b	1,707,989
CACI International, Cl. A	41,184 b	1,758,969
Celestica	245,180 b	1,672,128
Cogent	130,730 b	1,402,733
CommScope	74,310 b	1,951,381
CyberSource	192,130 b	2,939,589
DTS	50,910 a,b	1,378,134
F5 Networks	20,190 b	698,372
FEI	84,000 b	1,923,600
FormFactor	40,020 a,b	689,945
Harris Stratex Networks, Cl. A	195,280 b	1,265,414
Informatica	176,250 b	3,029,737
Intermec	199,030 b	2,567,487
International Rectifier	124,970 b	1,850,806
j2 Global Communications	70,170 b	1,583,035

JDA Software Group	106,090 b	1,587,106
Limelight Networks	250,690 b	1,103,036
Littelfuse	64,310 b	1,283,628
ManTech International, Cl. A	28,010 b	1,205,550
Mellanox Technologies	110,387 b	1,327,956
Metavante Technologies	186,072 b	4,811,822
NCI, Cl. A	21,950 b	667,719
NETGEAR	117,850 b	1,698,218
Novellus Systems	91,920 b	1,535,064
PMC-Sierra	94,090 a,b	748,956
Polycom	129,830 b	2,631,654
Quest Software	224,170 b	3,124,930
SkillSoft, ADR	319,410 b	2,491,398
Sybase	66,170 a,b	2,073,768
Teradyne	161,200 a,b	1,105,832
Ultratech	140,350 b	1,727,709
ValueClick	104,230 b	1,096,500
Verigy	146,770 b	1,786,191
Vishay Intertechnology	193,650 b	1,314,884
Volterra Semiconductor	85,090 b	1,118,083
		68,311,662
Total Common Stocks
(cost $208,804,965)		233,980,701

Other Investment--2.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,932,397)	6,932,397 [c]	6,932,397
Investment of Cash Collateral for
Securities Loaned--21.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $51,017,148)	51,017,148 [c]	51,017,148
Total Investments (cost $266,754,510)	121.7%	291,930,246
Liabilities, Less Cash and Receivables	(21.7%)	(51,999,464)

Net Assets		100.0%	239,930,782

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is
$48,246,753 and the total market value of the collateral held by the fund is $51,017,148.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $266,754,510. Net unrealized appreciation on investments was $25,175,736 of which $29,179,058 related to appreciated investment securities and $4,003,322 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	224,409,856	-	-	224,409,856
Equity Securities - Foreign	2,491,398	-	-	2,491,398
Mutual Funds/ETFs	65,028,992	-	-	65,028,992
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Money Market
Investments ($)
Balance as of 9/30/2008	13,102,183
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)
Net purchases (sales)	(13,102,183)
Transfers in and/or out of Level 3	0
Balance as of 6/30/2009	0

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on the exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned and that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2009 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--16.8%
AH Belo, Cl. A	44,947 a	44,048
Autoliv	102,530	2,949,788
Bebe Stores	257,910 a	1,774,421
Brink's Home Security Holdings	64,636 b	1,829,845
Cavco Industries	57,342 a,b	1,452,473
Chico's FAS	189,950 a,b	1,848,213
Children's Place Retail Stores	80,470 a,b	2,126,822
Courier	84,750	1,293,285
Dick's Sporting Goods	178,612 b	3,072,126
Drew Industries	208,410 a,b	2,536,350
Ethan Allen Interiors	124,510 a	1,289,924
Gentex	208,150 a	2,414,540
Gymboree	80,520 a,b	2,856,850
J Crew Group	75,640 a,b	2,043,793
JoS. A. Bank Clothiers	60,120 b	2,071,735
MDC Holdings	121,180	3,648,730
Meredith	102,370 a	2,615,554
OfficeMax	574,764	3,609,518
P.F. Chang's China Bistro	87,120 a,b	2,793,067
Panera Bread, Cl. A	66,430 a,b	3,312,200
Ryland Group	194,260 a	3,255,798
Saks	384,570 a,b	1,703,645
Skechers USA, Cl. A	162,910 b	1,591,631
Thor Industries	94,690	1,739,455
Timberland, Cl. A	170,950 b	2,268,507
Tractor Supply	79,103 a,b	3,268,536
Williams-Sonoma	306,322 a	3,636,042
Wolverine World Wide	75,990	1,676,339
		64,723,235
Consumer Staples--4.4%

BJ's Wholesale Club	135,800 a,b	4,376,834
Casey's General Stores	158,844	4,080,702
Hain Celestial Group	108,430 a,b	1,692,592
Whole Foods Market	208,396 a	3,955,356
Winn-Dixie Stores	236,480 b	2,965,459
		17,070,943
Energy--6.3%
Arena Resources	123,550 b	3,935,068
CARBO Ceramics	51,770 a	1,770,534
Comstock Resources	80,320 b	2,654,576
Dril-Quip	91,063 a,b	3,469,500
Goodrich Petroleum	80,240 a,b	1,973,102
Lufkin Industries	44,020 a	1,851,041
Penn Virginia	232,040	3,798,495
Unit	176,320 b	4,861,142
		24,313,458
Exchange Traded Funds--.5%
iShares Russell 2000 Value Index
Fund	38,520 a	1,792,336
Financial--26.7%
Alexandria Real Estate Equities	62,330 a	2,230,791
AllianceBernstein Holding	103,179	2,072,866
Aspen Insurance Holdings	142,810	3,190,375
BancorpSouth	151,152 a	3,103,151
BioMed Realty Trust	144,380	1,477,007
City National	183,327 a	6,751,933
Cohen & Steers	176,252 a	2,634,967
DiamondRock Hospitality	319,640	2,000,946
Douglas Emmett	258,140	2,320,679
EastGroup Properties	57,570	1,900,961
Essex Property Trust	35,810 a	2,228,456
Extra Space Storage	200,710	1,675,928
Financial Federal	159,253 a	3,272,649
First American	195,530	5,066,182
First Horizon National	336,390 a	4,036,683
FirstMerit	235,343	3,996,124
Fulton Financial	261,046 a	1,360,050

Hancock Holding	65,380 a	2,124,196
Hanover Insurance Group	109,290	4,165,042
Intervest Bancshares	89,368	303,851
Investment Technology Group	184,981 b	3,771,763
LaSalle Hotel Properties	216,100	2,666,674
Lazard, Cl. A	152,620	4,108,530
Mack-Cali Realty	100,520	2,291,856
Mission West Properties	141,310	965,147
NewAlliance Bancshares	236,587	2,720,751
Omega Healthcare Investors	186,160	2,889,203
PacWest Bancorp	90,360 a	1,189,138
Piper Jaffray	140,430 b	6,132,578
ProAssurance	44,108 b	2,038,231
Raymond James Financial	259,850 a	4,472,019
Redwood Trust	144,396	2,131,285
Southwest Bancorp	128,427	1,253,448
Texas Capital Bancshares	88,480 b	1,368,786
TradeStation Group	117,970 b	998,026
Trustmark	75,405 a	1,456,825
Urstadt Biddle Properties, Cl. A	39,620	557,850
W.P. Carey & Co.	37,830 a	944,993
Washington Federal	167,481	2,177,253
Washington Trust Bancorp	41,910 a	747,255
Whitney Holding	191,239 a	1,751,749
		102,546,197
Health Care--9.4%
Air Methods	123,530 a,b	3,379,781
AmSurg	129,080 b	2,767,475
Analogic	68,140	2,517,773
Immucor	117,560 b	1,617,626
Kensey Nash	96,724 b	2,535,136
LifePoint Hospitals	100,650 b	2,642,062
Magellan Health Services	162,120 b	5,320,778
MEDNAX	52,963 b	2,231,331
Odyssey HealthCare	179,060 b	1,840,737
PAREXEL International	136,110 b	1,957,262
RehabCare Group	102,090 b	2,443,014

Sepracor	172,160 b	2,981,811
STERIS	148,340	3,868,707
		36,103,493
Industrial--11.6%
AGCO	74,960 b	2,179,087
American Ecology	108,350	1,941,632
Astec Industries	76,660 a,b	2,276,035
Brink's	111,990	3,251,070
Clean Harbors	48,710 b	2,629,853
Curtiss-Wright	127,120	3,779,278
Encore Wire	37,540 a	801,479
First Advantage, Cl. A	124,281 b	1,890,314
GrafTech International	68,350 b	773,038
Granite Construction	91,464 a	3,043,922
Heartland Express	120,110 a	1,768,019
II-VI	70,810 b	1,569,858
Layne Christensen	83,150 b	1,700,417
Marten Transport	64,860 b	1,346,494
McGrath Rentcorp	99,920	1,904,475
Shaw Group	93,219 b	2,555,133
Simpson Manufacturing	109,580 a	2,369,120
Spirit Aerosystems Holdings, Cl. A	142,780 b	1,961,797
Team	93,790 b	1,469,689
Triumph Group	43,230 a	1,729,200
Waste Connections	148,559 b	3,849,164
		44,789,074
Materials--3.1%
AMCOL International	68,491 a	1,478,036
Compass Minerals International	34,290	1,882,864
H.B. Fuller	92,720	1,740,354
Packaging Corp. of America	265,050	4,293,810
RTI International Metals	74,880 b	1,323,130
Wausau Paper	167,930	1,128,490
		11,846,684
Technology--16.6%
Arris Group	367,590 a,b	4,469,894
Aspen Technology	247,558 b	2,111,670

Cadence Design Systems	257,560 b	1,519,604
Ciena	195,700 a,b	2,025,495
Cirrus Logic	298,400 b	1,342,800
Comtech Telecommunications	67,600 a,b	2,155,088
Cymer	99,620 a,b	2,961,703
DealerTrack Holdings	190,445 a,b	3,237,565
Diebold	102,270	2,695,837
Electronics for Imaging	236,571 b	2,521,847
EPIQ Systems	181,430 a,b	2,784,951
FEI	140,390 b	3,214,931
FormFactor	175,370 b	3,023,379
Harmonic	269,007 b	1,584,451
Informatica	207,960 b	3,574,832
Methode Electronics	175,522	1,232,164
Micros Systems	85,600 b	2,167,392
MKS Instruments	162,560 b	2,144,166
MTS Systems	97,080	2,004,702
NIC	219,610	1,486,760
Semtech	166,010 b	2,641,219
Sonus Networks	877,287 b	1,412,432
SRA International, Cl. A	206,170 b	3,620,345
Teradyne	371,190 a,b	2,546,363
Triquint Semiconductor	623,270 b	3,309,564
Ultra Clean Holdings	103,795 b	249,108
Websense	109,840 b	1,959,546
		63,997,808
Utilities--3.8%
El Paso Electric	205,430 b	2,867,803
Energen	98,210	3,918,579
IDACORP	115,270 a	3,013,158
Nicor	75,810	2,624,542
Portland General Electric	120,990	2,356,885
		14,780,967
Total Common Stocks
(cost $424,540,874)		381,964,195

Other Investment--2.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,684,820)	8,684,820 [c]	8,684,820
Investment of Cash Collateral for
Securities Loaned--24.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $92,605,870)	92,605,870 [c]	92,605,870
Total Investments (cost $525,831,564)	125.6%	483,254,885
Liabilities, Less Cash and Receivables	(25.6%)	(98,482,791)
Net Assets	100.0%	384,772,094

a	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is $89,361,421 and the total market value of the collateral held by the fund is $92,605,870.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $525,831,564. Net unrealized depreciation on investments was $42,576,679 of which $28,536,615 related to appreciated investment securities and $71,113,294 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

		Level 2 - Other
	Level 1 -	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic	380,171,859	-	-	380,171,859
Mutual Funds/ETFs	103,083,026	-	-	103,083,026
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

     Investments in Private Equities ($)

Balance as of 9/30/2008	34,620,758
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(34,620,758)
Transfers in and/or out of Level 3	-
Balance as of 6/30/2009	-

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund II
June 30, 2009 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)
Consumer Discretionary--15.3%
Abercrombie & Fitch, Cl. A	3,040 a	77,186
American Eagle Outfitters	11,520	163,238
Autoliv	4,520	130,040
BorgWarner	5,290	180,653
Brink's Home Security Holdings	2,760 b	78,136
Dick's Sporting Goods	7,414 b	127,521
Gentex	5,390	62,524
Genuine Parts	4,880	163,773
Gymboree	3,520 b	124,890
J Crew Group	3,190 b	86,194
Leggett & Platt	6,370 a	97,015
Magna International, Cl. A	2,010	84,902
MDC Holdings	5,910	177,950
Meredith	4,330 a	110,632
Panera Bread, Cl. A	2,810 b	140,107
Ryland Group	8,520	142,795
Starwood Hotels & Resorts
Worldwide	5,340	118,548
Thor Industries	4,430 a	81,379
Toll Brothers	4,750 b	80,608
Tractor Supply	3,470 b	143,380
Williams-Sonoma	12,970	153,954
		2,525,425
Consumer Staples--5.7%
BJ's Wholesale Club	5,080 b	163,728
Casey's General Stores	4,530	116,376
Corn Products International	3,890	104,213
Flowers Foods	5,990	130,822
Ralcorp Holdings	2,760 b	168,139
Whole Foods Market	13,342 a	253,231

		936,509
Energy--7.8%
Arena Resources	5,000 b	159,250
Cabot Oil & Gas	7,812	239,360
CARBO Ceramics	2,190 a	74,898
Comstock Resources	2,040 b	67,422
Concho Resources	5,040 b	144,598
Dril-Quip	3,740 b	142,494
Patterson-UTI Energy	5,370	69,058
Penn Virginia	8,950	146,512
Tidewater	1,890	81,024
Unit	5,960 b	164,317
		1,288,933
Exchange Traded Funds--.8%
iShares Russell 2000 Value Index
Fund	2,840	132,145

Financial--26.6%
Alexandria Real Estate Equities	2,650 a	94,843
AllianceBernstein Holding	4,349	87,371
Ameriprise Financial	4,870	118,195
Aspen Insurance Holdings	6,460	144,316
BancorpSouth	7,730 a	158,697
BOK Financial	1,411 a	53,152
City National	8,873	326,793
Comerica	7,510	158,836
Commerce Bancshares	6,688	212,879
Douglas Emmett	8,920	80,191
Essex Property Trust	1,540	95,834
Fidelity National Financial, Cl. A	16,523	223,556
First American	7,730	200,284
First Horizon National	14,282 a,b	171,386
FirstMerit	9,995	169,715
Hanover Insurance Group	4,780	182,166
Health Care REIT	5,056	172,410
Host Hotels & Resorts	15,590	130,800
Investment Technology Group	7,655 b	156,085

Jefferies Group	7,650	163,174
KeyCorp	22,920	120,101
Lazard, Cl. A	6,492	174,765
Liberty Property Trust	3,510	80,870
Mack-Cali Realty	4,320	98,496
NewAlliance Bancshares	10,057	115,656
Omega Healthcare Investors	8,000	124,160
ProAssurance	1,510 b	69,777
Raymond James Financial	9,930 a	170,895
RenaissanceRe Holdings	1,490	69,345
SEI Investments	7,900	142,516
Washington Federal	7,260	94,380
		4,361,644
Health Care--9.2%
Beckman Coulter	3,940	225,132
Bio-Rad Laboratories, Cl. A	1,090 b	82,273
Charles River Laboratories
International	3,710 b	125,212
Chemed	3,110	122,783
Henry Schein	1,930 b	92,544
Immucor	4,320 b	59,443
LifePoint Hospitals	3,090 b	81,113
Magellan Health Services	4,370 b	143,423
MEDNAX	2,250 b	94,793
PerkinElmer	8,180	142,332
Sepracor	4,202 b	72,779
STERIS	4,710	122,837
Universal Health Services, Cl. B	3,080	150,458
		1,515,122
Industrial--10.4%
AGCO	2,620 b	76,163
Brink's	6,190	179,696
Clean Harbors	2,132 b	115,107
Corrections Corp. of America	17,030 b	289,340
Curtiss-Wright	4,000	118,920
GrafTech International	2,930 b	33,138
Granite Construction	4,050 a	134,784

KBR	3,042	56,094
Landstar System	2,120	76,129
McDermott International	1,860 b	37,777
Shaw Group	3,966 b	108,708
Spirit Aerosystems Holdings, Cl. A	5,620 b	77,219
URS	4,010 b	198,575
Waste Connections	8,210 b	212,721
		1,714,371
Materials--3.8%
Airgas	4,070	164,957
Compass Minerals International	2,270	124,646
FMC	3,430	162,239
Packaging Corp. of America	10,250	166,050
		617,892
Technology--13.8%
Akamai Technologies	6,290 b	120,642
Arris Group	13,910 b	169,146
Cadence Design Systems	10,930 b	64,487
Comtech Telecommunications	2,920 b	93,090
Cymer	4,200 b	124,866
Diebold	4,480	118,093
F5 Networks	2,860 b	98,927
Hewitt Associates, Cl. A	5,040 b	150,091
Informatica	8,000 b	137,520
Lam Research	4,980 b	129,480
Microchip Technology	7,300 a	164,615
Micros Systems	3,630 b	91,912
Novellus Systems	8,680 b	144,956
Sybase	3,365 a,b	105,459
Synopsys	7,891 b	153,953
Teradyne	24,780 b	169,991
Varian Semiconductor Equipment
Associates	6,200 b	148,738
Websense	4,700 b	83,848
		2,269,814
Telecommunication Services--.7%
Telephone & Data Systems	3,930	111,219

Utilities--5.9%
AGL Resources	6,000	190,800
Atmos Energy	7,620	190,805
Energen	5,166	206,123
EQT	3,120	108,919
Nicor	2,400	83,088
UGI	7,400	188,626
		968,361
Total Common Stocks
(cost $15,905,462)		16,441,435
Investment of Cash Collateral for
Securities Loaned--10.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,667,816)	1,667,816 [c]	1,667,816
Total Investments (cost $17,573,278)	110.1%	18,109,251
Liabilities, Less Cash and Receivables	(10.1%)	(1,655,147)
Net Assets	100.0%	16,454,104

a	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is $1,615,451 and the total market value of the collateral held by the fund is $1,667,816.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $17,573,278. Net unrealized appreciation on investments was $535,973 of which $1,424,761 related to appreciated investment securities and $888,788 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Quoted	Significant Observable	Level 3 -Significant
Assets ($)	Prices	Inputs Unobservable Inputs		Total
Investments in Securities:
Equity Securities - Domestic	16,309,290	-	-	16,309,290
Mutual Funds/ETFs	1,799,961	-	-	1,799,961
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Private Equities ($)
Balance as of 9/30/2008	49,090
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(49,090)
Transfers in and/or out of Level 3	-

Balance as of 6/30/2009	-

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2009 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)
Consumer Discretionary--13.0%
Bed Bath & Beyond	39,610 a,b	1,218,007
Carter's	73,950 b	1,819,909
Cheesecake Factory	38,910 b	673,143
Chipotle Mexican Grill, Cl. B	10,002 b	698,040
Gentex	127,630	1,480,508
Guess?	57,760	1,489,053
Interactive Data	50,040	1,157,926
International Game Technology	88,490	1,406,991
Lions Gate Entertainment	84,178 a,b	471,397
PetSmart	67,590	1,450,481
Polo Ralph Lauren	26,540	1,420,952
Pool	60,650 a	1,004,364
Sherwin-Williams	23,360	1,255,600
WMS Industries	27,950 a,b	880,704
Wolverine World Wide	78,810	1,738,549
		18,165,624
Consumer Staples--4.4%
Alberto-Culver	44,510	1,131,889
Casey's General Stores	52,930	1,359,772
Estee Lauder, Cl. A	54,060	1,766,140
Hain Celestial Group	38,310 a,b	598,019
Whole Foods Market	71,300 a	1,353,274
		6,209,094
Energy--6.1%
Arena Resources	67,300 b	2,143,505
CNX Gas	42,242 a,b	1,109,697
Concho Resources	57,450 b	1,648,240
Continental Resources	32,172 a,b	892,773
Dril-Quip	18,140 b	691,134
Lufkin Industries	13,790 a	579,869

Plains Exploration & Production	51,680 b	1,413,965
		8,479,183
Exchange Traded Funds--2.5%
iShares Russell 2000 Growth Index
Fund	60,590 a	3,434,847
Financial--6.6%
Arch Capital Group	21,180 b	1,240,724
Jefferies Group	38,040 b	811,393
Plum Creek Timber	42,000 a	1,250,760
RLI	18,290 a	819,392
Tower Group	54,990	1,362,652
Validus Holdings	61,040 a	1,341,659
Westamerica Bancorporation	24,490 a	1,214,949
Willis Group Holdings	48,960	1,259,741
		9,301,270
Health Care--22.8%
Alexion Pharmaceuticals	40,050 a,b	1,646,856
Allscripts-Misys Healthcare
Solutions	63,290 a	1,003,779
Alnylam Pharmaceuticals	39,143 a,b	871,715
AmerisourceBergen	71,900	1,275,506
Beckman Coulter	36,320 a	2,075,325
Bio-Rad Laboratories, Cl. A	10,610 b	800,843
Centene	45,400 b	907,092
Cephalon	13,560 a,b	768,174
Charles River Laboratories
International	31,660 b	1,068,525
Covance	36,350 b	1,788,420
Eclipsys	58,160 b	1,034,085
Emergency Medical Services, Cl. A	18,809 a,b	692,547
ev3	64,797 b	694,624
Haemonetics	18,650 b	1,063,050
MEDNAX	25,840 b	1,088,639
NuVasive	28,690 a,b	1,279,574
Onyx Pharmaceuticals	23,510 b	664,393
Owens & Minor	34,280	1,502,150
PerkinElmer	70,380	1,224,612

PharMerica	25,587 a,b	502,273
PSS World Medical	61,190 a,b	1,132,627
Regeneron Pharmaceuticals	53,310 b	955,315
Resmed	35,990 a,b	1,465,873
Thermo Fisher Scientific	25,830 b	1,053,089
Thoratec	16,220 a,b	434,372
United Therapeutics	5,950 a,b	495,813
Universal Health Services, Cl. B	12,890	629,676
Varian	19,140 b	754,690
Vertex Pharmaceuticals	39,010 a,b	1,390,316
Volcano	59,633 b	833,669
West Pharmaceutical Services	22,610 a	787,959
		31,885,581
Industrial--15.0%
A.O. Smith	28,600	931,502
Alliant Techsystems	8,460 b	696,766
Applied Industrial Technologies	38,050	749,585
Astec Industries	38,530 a,b	1,143,956
Clean Harbors	12,520 b	675,955
Dun & Bradstreet	36,420	2,957,668
EnerSys	59,470 b	1,081,759
Flowserve	13,340	931,265
GrafTech International	37,570 b	424,917
IDEX	43,770	1,075,429
Kennametal	47,370	908,557
Landstar System	53,790	1,931,599
MSC Industrial Direct, Cl. A	37,670 a	1,336,532
Old Dominion Freight Line	56,540 b	1,898,048
Pall	26,660	708,090
Pentair	53,180	1,362,472
Quanta Services	45,040 b	1,041,775
TransDigm Group	32,914 a,b	1,191,487
		21,047,362
Materials--2.6%
Aurizon Mines	147,890 b	525,009
H.B. Fuller	74,640	1,400,993
Packaging Corp. of America	104,990	1,700,838

		3,626,840
Technology--22.8%
ADTRAN	65,800	1,412,726
Akamai Technologies	63,250 b	1,213,135
Analog Devices	41,850	1,037,043
Atheros Communications	75,700 a,b	1,456,468
BMC Software	18,110 b	611,937
CACI International, Cl. A	15,800 b	674,818
Celestica	145,460 b	992,037
Citrix Systems	22,440 b	715,612
Cogent	78,240 b	839,515
Cognizant Technology Solutions, Cl. A	101,940 b	2,721,798
CommScope	59,690 a,b	1,567,459
FormFactor	23,150 b	399,106
Genpact	127,880 b	1,502,590
Informatica	104,900 b	1,803,231
International Rectifier	79,030 b	1,170,434
j2 Global Communications	40,180 b	906,461
LSI	291,960 b	1,331,338
Metavante Technologies	52,094 b	1,347,151
Microchip Technology	53,910 a	1,215,670
Novellus Systems	54,580 b	911,486
PMC-Sierra	54,970 a,b	437,561
Polycom	70,990 b	1,438,967
Quest Software	133,420 b	1,859,875
Sybase	39,350 a,b	1,233,229
Teradyne	95,050 a,b	652,043
ValueClick	59,200 b	622,784
Verigy	89,940 b	1,094,570
Vishay Intertechnology	112,910 b	766,659
		31,935,703
Utilities--.6%
EQT	23,860	832,953
Total Common Stocks
(cost $125,084,792)		134,918,457

Other Investment--2.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,265,811)	3,265,811 [c]	3,265,811
Investment of Cash Collateral for
Securities Loaned--24.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $34,039,191)	34,039,191 [c]	34,039,191
Total Investments (cost $162,389,794)	123.0%	172,223,459
Liabilities, Less Cash and Receivables	(23.0%)	(32,179,493)
Net Assets	100.0%	140,043,966

a	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is $32,557,181 and the total market value of the collateral held by the fund is $34,039,191.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $162,389,794. Net unrealized appreciation on investments was $9,833,665 of which $12,350,065 related to appreciated investment securities and $2,516,400 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
		Significant Observable	Unobservable
Assets ($)	Level 1 -Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	131,483,610	-	-	131,483,610
Mutual Funds/ETFs	40,739,849	-	-	40,739,849
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Private Equities Investments ($)

Balance as of 9/30/2008	243,478
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(243,478)
Transfers in and/or out of Level 3	-
Balance as of 6/30/2009	-

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact these notes.

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned and that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
June 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.1%
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty)	5.00	1/1/17	1,000,000	1,085,860
Alaska--1.1%
Alaska Student Loan Corporation,
Education Loan Revenue	5.25	6/1/14	1,000,000	1,021,490
California--8.6%
California,
GO	5.00	10/1/11	70,000	72,687
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,086,920
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,079,390
California Housing Finance Agency,
Home Mortgage Revenue	4.60	2/1/41	1,500,000	1,123,275
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FSA)	5.13	8/1/18	1,250,000	1,203,450
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/20	500,000	452,515
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	0/4.60	6/1/23	750,000 a	550,658
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	4.50	6/1/27	1,130,000	938,861
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	820,000	644,996
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000 b	1,031,440
Colorado--4.5%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.80	2/1/31	1,165,000 c	1,174,040
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	815,000 c	846,043
Platte River Power Authority,
Power Revenue (Insured; FSA)	5.00	6/1/13	2,000,000 c	2,228,920
District of Columbia--.0%
District of Columbia,
GO (Insured; National Public
Finance Guarantee Corp.)	5.75	6/1/10	10,000	10,471
Florida--10.9%
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/13	1,000,000	1,062,870
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/14	1,000,000	1,003,730
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/15	2,000,000	1,987,880

Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue (Insured; FSA)	5.75	1/1/17	15,000	15,258
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	1,000,000	1,044,250
Hillsborough County,
Capacity Assessment Special
Assessment Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	3/1/13	1,000,000	1,023,030
Miami-Dade County,
Water and Sewer System Revenue
(Insured; FSA)	5.25	10/1/19	3,000,000	3,202,530
Pasco County,
Solid Waste Disposal and
Resource Recovery System
Revenue (Insured; AMBAC)	6.00	4/1/10	1,000,000	1,039,360
Georgia--1.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,020,900
Hawaii--2.1%
Hawaii,
Harbor System Revenue
(Insured; FSA)	5.00	1/1/14	1,000,000	1,027,550
Honolulu City and County Board of
Water Supply, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/14	1,000,000	1,010,350
Illinois--4.4%
Bourbonnais,
Industrial Project Revenue
(Olivet Nazarene University
Project) (Insured; Radian)	5.00	11/1/15	1,000,000	975,560
Chicago,
GO (Insured; FSA)	5.50	1/1/19	2,000,000	2,258,860
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	100,000	128,935
Cook County Community High School
District Number 219, GO School

Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	814,970
Indiana--.6%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	11/1/11	500,000	523,680
Louisiana--2.1%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/10	2,000,000	2,025,120
Massachusetts--2.1%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Lahey
Clinic Medical Center Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/14	1,000,000	1,028,510
Massachusetts Housing Finance
Agency, Housing Revenue	3.90	12/1/17	1,000,000	1,000,060
Michigan--3.3%
Detroit,
Sewage Disposal System Second
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/13	1,000,000	1,036,650
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA)	5.25	7/1/19	1,000,000	1,021,860
Detroit School District,
School Building and Site
Improvement Bonds (Insured;
FSA)	5.00	5/1/14	1,000,000	1,033,740
New Jersey--1.3%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Jersey City Medical Center
Issue) (Insured; AMBAC)	4.80	8/1/21	10,000	10,013
New Jersey Transportation Trust

Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000	1,075,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	225,000	190,415
New Mexico--.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	500,000	528,380
New York--7.9%
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/14	1,000,000	1,090,960
Nassau County,
General Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/10	25,000	26,273
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/14	1,000,000	979,370
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/19	3,000,000	3,274,950
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	1,000,000	1,061,530
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/13	1,000,000	1,072,840
North Carolina--2.1%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cape Fear
Valley Health System)

(Insured; AMBAC)	5.00	10/1/12	750,000	773,310
Raleigh-Durham Airport Authority,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	5/1/14	1,190,000	1,231,424
Ohio--5.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,240,000	1,810,211
Cleveland,
Waterworks Improvement First
Mortgage Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/13	1,500,000	1,551,540
Franklin County,
Revenue (Trinity Health Credit
Group)	5.00	6/1/14	1,340,000	1,399,871
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Collateralized; GNMA)	5.35	9/1/18	140,000	142,212
Pennsylvania--2.3%
Pennsylvania,
GO (Insured; FSA)	5.00	9/1/15	1,000,000	1,116,890
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,094,020
Rhode Island--.1%
Rhode Island Housing and Mortgage
Finance Corporation,
Homeownership Opportunity Bonds	4.95	10/1/16	110,000	110,351
Texas--21.6%
Austin Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/1/16	1,000,000	1,135,540
Cypress-Fairbanks Independent
School District, Unlimited Tax
Bonds (Permanent School Fund

Guarantee Program)	5.00	2/15/16	1,135,000	1,283,901
Dallas Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.25	2/15/16	3,000,000	3,436,650
Fort Bend County,
Limited Tax Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.00	3/1/14	1,000,000	1,116,040
Harris County Health Facilities
Development Corporation, HR
(Memorial Hospital System
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	6/1/13	1,000,000	1,051,030
Lubbock County,
GO (Insured; FSA)	4.50	2/15/21	1,000,000	1,021,390
Magnolia Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/18	1,000,000	1,112,340
Midlothian Development Authority,
Tax Increment Contract Revenue
(Insured; Radian)	5.00	11/15/13	530,000	522,410
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,360,000	1,534,678
SA Energy Acquisition Public
Facility Corporation, Gas
Supply Revenue	5.25	8/1/14	590,000	578,973
San Antonio,
Airport System Revenue
(Insured; FSA)	5.00	7/1/13	1,000,000	1,046,060
San Antonio,
General Improvement Bonds	5.00	2/1/15	1,000,000	1,127,340
San Manuel Entertainment
Authority, Public Improvement
Revenue	4.50	12/1/16	1,000,000	800,400
Spring Independent School
District, Unlimited Tax

Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/21	1,000,000	1,087,180
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000	587,438
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000	1,030,050
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/11	1,000,000	984,750
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/16	10,000 d	7,888
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/16	1,000,000	1,129,210
Utah--1.2%
Intermountain Power Agency,
Power Supply Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	7/1/10	1,000,000	1,050,900
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	95,000	95,233
Washington--4.4%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.50	7/1/15	1,000,000	1,138,170
Energy Northwest,
Electric Revenue (Project
Three)	5.00	7/1/15	1,000,000	1,112,600
NJB Properties,
LR (King County, Washington
Project)	5.00	12/1/14	1,000,000	1,122,450
Tobacco Settlement Authority,
Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/26	830,000	823,227
Wisconsin--.0%
Wisconsin,

Transportation Revenue	5.50	7/1/10	15,000	15,743
Wyoming--1.1%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	1,000,000	1,037,100
U.S. Related--9.0%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000	522,875
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	600,000	594,918
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,000,000	969,380
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000	961,440
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.00	7/1/12	1,000,000	994,780
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/16	2,000,000	1,999,420
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.25	7/1/17	1,000,000	963,010
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000	1,554,210
Total Long-Term Municipal Investments
(cost $95,171,413)				93,924,953
Short-Term Municipal
Investment--1.5%
Wells Fargo National Tax-Free
Money Market Fund
(cost $1,401,251)			1,401,251	1,401,251
Total Investments (cost $96,572,664)			100.2%	95,326,204
Liabilities, Less Cash and Receivables			(.2%)	(204,813)
Net Assets			100.0%	95,121,391

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	Purchased on a delayed delivery basis.
c	Denotes all or part of security segregated as collateral for delayed securities, futures and swaps contracts.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $96,572,664. Net unrealized depreciation on investments was $1,246,460 of which $1,516,326 related to appreciated investment securities and $2,762,786 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation

IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	93,924,953	-	93,924,953
Mutual Funds	-	1,401,251	-	1,401,251
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2009 (Unaudited)

Common Stocks--96.7%	Shares	Value ($)
Australia--5.1%
Newcrest Mining	173,475	4,264,885
QBE Insurance Group	169,871	2,723,959
Santos	234,811	2,770,051
Telstra	1,377,582	3,763,097
		13,521,992
Austria--.8%
Strabag	95,010	2,097,916
Brazil--4.4%
Cia de Bebidas das Americas, ADR	33,972	2,202,405
Petroleo Brasileiro, ADR	75,560	2,520,682
Tele Norte Leste Participacoes, ADR	272,632	4,054,038
Vale, ADR	185,495	2,847,348
		11,624,473
Canada--.7%
Barrick Gold	58,511	1,969,398
China--.1%
Harbin Power Equipment, Cl. H	256,000	241,464
Finland--.9%
Nokia	154,148	2,257,628
France--7.2%
Air Liquide	25,387	2,318,852
Alstom	52,144	3,076,352
GDF SUEZ	83,051	3,092,145
Thales	106,895	4,779,931
Total	104,090	5,618,988
		18,886,268
Germany--5.6%
Bayer	55,757	2,989,538
Deutsche Boerse	18,690	1,449,410
Deutsche Telekom	314,661	3,707,970

Fresenius Medical Care & Co.	58,840	2,632,335
K+S	71,020	3,988,231
		14,767,484
Greece--1.4%
EFG Eurobank Ergasias	357,900 a	3,765,624
Hong Kong--2.6%
China Mobile	262,000	2,623,364
Huabao International Holdings	2,765,000	2,675,789
New World Development	821,000	1,485,206
		6,784,359
Ireland--.5%
CRH	55,342	1,261,602
Japan--20.1%
East Japan Railway	34,434	2,076,727
Fuji Machine Manufacturing	145,000	1,753,516
INPEX	253	2,027,467
Japan Tobacco	933	2,924,856
KDDI	608	3,231,390
Lawson	91,600	4,031,598
Mitsubishi	180,000	3,340,842
Nintendo	12,000	3,317,174
Nippon Telegraph & Telephone	64,000	2,604,246
Nissan Motor	524,700	3,191,718
Nissin Foods Holdings	95,400	2,891,659
Nomura Holdings	347,000	2,932,039
NTT Urban Development	1,665	1,616,001
Rohm	40,900	2,984,658
Sawai Pharmaceutical	10,900	594,021
Secom	53,400	2,172,917
Seven & I Holdings	130,500	3,075,051
Sumitomo Mitsui Financial Group	100,100	4,083,594
Takeda Pharmaceutical	94,600	3,692,282
		52,541,756
Luxembourg--1.1%
ArcelorMittal	90,067	2,955,357
Netherlands--2.5%
Koninklijke Ahold	247,627	2,843,005

Unilever	158,479	3,816,186
		6,659,191
Norway--.4%
Subsea 7	109,057 a	1,112,593
Singapore--2.2%
DBS Group Holdings	291,000	2,370,754
Jardine Matheson Holdings	127,600	3,498,792
		5,869,546
South Africa--1.5%
Gold Fields	334,127	4,052,204
South Korea--.4%
LG Telecom	177,666	1,118,475
Spain--1.0%
Acciona	20,386	2,505,245
Switzerland--13.3%
ABB	159,718 a	2,510,684
Actelion	67,244 a	3,518,312
Bank Sarasin & Cie, Cl. B	41,498 a	1,290,905
Lonza Group	22,815	2,265,647
Nestle	170,165	6,408,496
Novartis	119,291	4,835,098
Roche Holding	44,590	6,061,335
Syngenta	16,605	3,854,964
Verwaltungs-Und Privat-Bank	3,304	323,847
Zurich Financial Services	21,602	3,805,276
		34,874,564
Taiwan--1.0%
HTC	177,000	2,503,139
Thailand--1.6%
Bangkok Bank	464,100	1,525,659
Bank of Ayudhya	6,426,500 b	2,735,082
		4,260,741
United Kingdom--22.3%
Admiral Group	115,119	1,647,723
Anglo American	72,413	2,100,922
BAE Systems	781,910	4,354,450
BG Group	102,433	1,715,559

British American Tobacco	179,613	4,943,694
Cable & Wireless	2,944,524	6,447,792
GlaxoSmithKline	276,791	4,865,689
HSBC Holdings	825,511	6,824,594
ICAP	588,394	4,365,788
Royal Dutch Shell, Cl. A	144,395	3,606,133
Smith & Nephew	320,082	2,367,058
Standard Chartered	103,627	1,943,550
Tesco	336,183	1,955,716
Ultra Electronics Holdings	64,503	1,156,709
Venture Production	203,060	2,712,678
Vodafone Group	3,803,304	7,333,419
		58,341,474
Total Common Stocks
(cost $246,840,018)		253,972,493

Preferred Stocks--1.8%
Luxembourg
Millicom International Cellular
(cost $4,403,758)	85,049 [a]	4,790,080

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,028,838)	4,028,838 [c]	4,028,838
Total Investments (cost $255,272,614)	100.0%	262,791,411
Cash and Receivables (Net)	.0%	271
Net Assets	100.0%	262,791,682

ADR - American Depository Receipts

a	Non-income producing security.
b	Purchased on a delayed delivery basis.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $255,272,614. Net unrealized appreciation on investments was $7,518,797 of which $13,035,411 related to appreciated investment securities and $5,516,614 related to depreciated investment securities.

At June 30, 2009, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Forward Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring 7/1/2009	334,804	552,394	550,819	(1,575)
British Pound,
Expiring 7/15/2009	1,266,000	1,876,483	2,082,807	206,324
British Pound,
Expiring 11/13/2009	2,433,000	3,970,656	4,001,266	30,610
Euro,
Expiring 7/15/2009	1,092,053	1,541,000	1,532,053	(8,947)
Japanese Yen,
Expiring 7/2/2009	18,945,146	198,569	196,659	(1,910)
Japanese Yen,
Expiring 11/13/2009	362,516,757	3,666,288	3,770,018	103,730
Norwegian Krone,
Expiring 8/14/2009	14,311,440	2,037,750	2,223,012	185,262
Swiss Franc,
Expiring 7/1/2009	25,378	23,255	23,356	101

Sells:		Proceeds ($)
British Pound,
Expiring 7/15/2009	1,266,000	1,843,701	2,082,807	(239,106)
British Pound,
Expiring 8/14/2009	1,430,000	2,037,750	2,352,535	(314,785)
British Pound,
Expiring 11/13/2009	2,433,000	3,666,288	4,001,266	(334,978)
Euro,
Expiring 7/15/2009	1,188,881	1,541,000	1,667,894	(126,894)
Japanese Yen,
Expiring 7/1/2009	164,920,624	1,722,108	1,711,949	10,159
Japanese Yen,
Expiring 11/13/2009	388,736,468	3,970,656	4,042,692	(72,036)

Gross Unrealized Appreciation	536,186
Gross Unrealized Depreciation	(1,100,231)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign	258,762,573	-	-	258,762,573
Mutual Funds	4,028,838	-	-	4,028,838
Other Financial Instruments+	-	536,186	-	536,186
Liabilities ($)
Other Financial Instruments+	-	(1,100,231)	-	(1,100,231)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Windels
J. David Officer
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

        (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)